(Loss) Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliations of Numerators and Denominators Used to Compute Basic and Diluted Earnings Per Share
The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted loss per share of Class A common stock:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
	(in thousands, except per share data)
Numerator:
Net loss	$(15,070)	$(164,438)	$(5,240)
Less: net loss income attributable to non-controlling interests	(352)	(10,359)	2,795
Net loss attributable to Funko, Inc. — basic	$(14,718)	$(154,079)	$(8,035)
Net loss attributable to Funko, Inc. — diluted	$(14,718)	$(154,079)	$(8,035)
Denominator:
Weighted-average shares of Class A common stock outstanding — basic	52,043,490	48,332,401	44,554,788
Weighted-average shares of Class A common stock outstanding — diluted	52,043,490	48,332,401	44,554,788
Loss per share of Class A common stock — basic	$(0.28)	$(3.19)	$(0.18)
Loss per share of Class A common stock — diluted	$(0.28)	$(3.19)	$(0.18)